Property and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	June 30, 2021	June 30, 2020

Office equipment and furniture	$340,055	$311,041
Vehicle	322,138	293,953
Leasehold improvements	392,741	415,092
Less: accumulated depreciation and amortization	(864,039)	(583,761)
Total	$190,895	$436,325